Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 5. Accounts receivable, net

Accounts receivable, net, consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Accounts receivable-third parties	$8,873,138	$5,907,935
Accounts receivable-related parties	2,332	11,753
Less: allowance for credit losses	(33,250)	(12,750)
Accounts receivable, net	$8,842,220	$5,906,938

For the six months ended June 30, 2026 and year ended December 31, 2025, the Company recorded allowance for credit losses of third parties for $33,250 and $12,750, respectively.

Subsequent to June 30, 2026, the Company collected $1,719,225 of accounts receivable as of the date of issuance of the unaudited consolidated financial statements.

Changes of allowance for credit losses are as follows:

	For the six months ended June 30, 2026	For the fiscal year ended December 31, 2025
Beginning balance	$12,750	$2,861
Additional reserve through credit loss expense	20,500	9,889
Ending balance	$33,250	$12,750